Note 7 - Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 7 - Accrued Expenses
Accrued Expenses
	June 30,	December 31,
	2013	2012
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	40,037	68,808
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	13,785	7,897
	$202,556	$225,439

	December 31,	December 31,
	2012	2011
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	68,808	60,357
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	7,897	92
	$225,439	$209,183